FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF

            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

                 Investment Company Act File Number: 811-09221

                                   REGISTRANT
            The Community Reinvestment Act Qualified Investment Fund
                                 2500 Weston Rd
                                   Suite #101
                                Weston, FL 33331
                                 1-877-272-1977

                               AGENT FOR SERVICE
                            SEI Global Fund Services
                              1 Freedom Valley Dr
                                 Oaks, PA 19456

                        Date of Fiscal Year End: May 31

            Date of Reporting Period: July 1, 2010 to June 30, 2011


            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.


                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


/s/  David  K.  Downes
President
Date:  August  23,  2011